Equity	9 Months Ended
Dec. 31, 2025
Equity, Attributable to Parent [Abstract]
Equity [Text Block]

17. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b) Issued and fully paid common shares

During the period ended December 31, 2025:

  On October 3, 2024, the Company entered into an equity distribution agreement ("October 2024 Equity Distribution Agreement"). Under the October 2024 Equity Distribution Agreement, the Company may, from time to time, sell up to $200 million of common shares in the capital of the Company (the "October 2024 ATM Equity Program").

On May 14, 2025, the Company entered into an amended and restated equity distribution agreement (the "Amended October 2024 Equity Distribution Agreement"). Under the Amended October 2024 Equity Distribution Agreement, the Company may, from time to time, sell up to $119.2 million of common shares in the capital of the Company (the "Amended October 2024 ATM Equity Program").

The Amended October 2024 Equity Distribution Agreement restates and supersedes the previous October 2024 Equity Distribution Agreement, dated October 3, 2024, among the Company and the Agents, pursuant to which the Company sold common shares of the Company for aggregate proceeds of US$180.8 million.

The Company issued 15,266,061 common shares (the "October 2024 ATM Shares") pursuant to the October 2024 ATM Equity Program for gross proceeds of $25.9 million.  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of $1.70 (C$2.37). Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $0.7 million on the aggregate gross proceeds raised was paid to the Agents in connection with its services under the October 2024 Equity Distribution Agreement. The October 2024 ATM Equity Distribution Agreement was terminated as of May 15, 2025 and replaced with the Amended October 2024 ATM Equity Distribution Agreement.

The Company issued 53,540,585 common shares (the "Amended October 2024 ATM Shares") pursuant to the Amended October 2024 ATM Equity Program for gross proceeds of $119.2 million.  The Amended October 2024 ATM shares were sold at prevailing market prices, for an average price per Amended October 2024 ATM Share of $2.23 (C$3.05). Pursuant to the Amended October 2024 Equity Distribution Agreement, a cash commission of $3.1 million on the aggregate gross proceeds raised was paid to the Agents in connection with its services under the Amended October 2024 Equity Distribution Agreement. In addition, the Company incurred $199 thousand in fees related to its Amended October 2024 ATM Equity Program.

On November 25, 2025, the Company entered into an equity distribution agreement ("November 2025 Equity Distribution Agreement"). Under the November 2025 Equity Distribution Agreement, the Company may, from time to time, sell up to $300 million of common shares in the capital of the Company (the "November 2025 ATM Equity Program").

The Company issued 4,925,948 common shares (the "November 2025 ATM Shares") pursuant to the November 2025 ATM Equity Program for gross proceeds of $15.8 million.  The November 2025 ATM shares were sold at prevailing market prices, for an average price per November 2025 ATM Share of $3.21 (C$4.47). Pursuant to the November 2025 Equity Distribution Agreement, a cash commission of $0.5 million on the aggregate gross proceeds raised was paid to the Agents in connection with its services under the November 2025 Equity Distribution Agreement. In addition, the Company incurred $153 thousand in fees related to its November 2025 ATM Equity Program.

  The Company issued 675,100 common shares for total proceeds of $1,112 pursuant to the exercise of 500,000 options at a price of $1.25 per stock option, 100,000 options at a price of $1.10 per stock option, 55,100 options at price of C$5.66, and 20,000 options at price of C$6.86 (Note 18(a)).
  Issued 1,846,882 common shares upon the exercise of restricted share units (Note 18(b)).
  Issued 1,000,000 common shares as part of consideration for an asset acquisition (Note 3).
  Issued 215,625 common shares for total proceeds of C$1.1 million upon the exercise of broker warrants at a price of C$5.00 per warrant (Note 17(c)).

During the period ended December 31, 2024:

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement"). Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").

The Company issued 12,534,457 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of $37.4 million. The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$4.08. Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1.1 million on the aggregate gross proceeds raised was paid to the Agents in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $2 in fees related to its August 2023 ATM Equity Program. The August 2023 Equity Distribution Agreement was terminated as of July 8, 2024.

The Company issued 21,367,527 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of C$122.6 million ($87.5 million).  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of C$5.74. Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $2.3 million on the aggregate gross proceeds raised was paid to the Agents in connection with its services under the October 2024 Equity Distribution Agreement. In addition, the Company incurred $0.4 million in fees related to its October 2024 ATM Equity Program.

  Issued 118,600 common shares upon the exercise of restricted share units.
  Issued 100,000 common shares for proceeds of C$145 pursuant to the exercise of 100,000 options at a price of C$1.45 per stock option.

(c) Warrants

Following is a summary of changes in warrants outstanding for the period ended December 31, 2025:

	Warrants outstanding	Weighted average exercise price
Balance, March 31, 2024	5,243,727	$15.20
Reclassified to warrant liability	(4,898,727)	(15.91)
Balance, March 31, 2025	345,000	$5.00
Exercised	(215,625)	(5.00)
Balance, December 31, 2025	129,375	$5.00